Consolidated Statements of Cash Flows $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Operating activities
Net earnings for the year from continuing operations	$ 522,249	$ 300,636
Adjustments for:
Depreciation and amortization	260,505	254,991
Finance costs	31,607	23,049
Interest income	(33,614)	(23,949)
Unrealized foreign exchange loss	18,105	174
Income tax expense	22,068	134,758
Gain on disposal of assets	(6,566)	(1,624)
Unrealized loss on derivative contracts	39,428	51,751
Write-down of assets	12,737	6,135
Share-based payments expense	20,224	11,872
Employee benefit plan expense	4,447	3,584
Non-cash gain on deferred consideration	0	(60,000)
Total adjustments to reconcile profit (loss)	891,190	701,377
Property reclamation payments	(6,351)	(3,688)
Employee benefit plan payments	(5,559)	(3,003)
Income taxes paid	(160,898)	(83,162)
Interest received	33,614	23,949
Changes in non-cash operating working capital	(9,487)	20,554
Net cash generated from operating activities of continuing operations	742,509	656,027
Net cash used in operating activities of discontinued operations	(354)	(416)
Investing activities
Additions to property, plant and equipment	(866,362)	(594,142)
Capitalized interest paid	(44,923)	(30,461)
Proceeds from the sale of property, plant and equipment	5,908	6,162
Value added taxes related to mineral property expenditures	(51,676)	(9,756)
Cash received from deferred consideration	60,000	0
Sale (purchase) of investments in marketable securities	139,513
Sale (purchase) of investments in marketable securities		(1,139)
Purchase of investment in associate	(43,153)	0
Increase in deposits and other investments	(13,877)	(1,272)
Net cash used in investing activities of continuing operations	(814,570)	(630,608)
Financing activities
Issuance of common shares for cash, net of share issuance costs	8,853	14,112
Distributions to non-controlling interests	(747)
Contributions from non-controlling interests		201
Term Facility commitment fees	(1,881)	(6,016)
Interest paid	(22,915)	(19,905)
Principal portion of lease liabilities	(5,515)	(4,796)
Purchase of shares for cancellation	(203,544)	0
Purchase of shares held in trust for restricted share units	(11,324)	(1,962)
Net cash generated from financing activities of continuing operations	63,261	301,270
Effect of exchange rates on cash and cash equivalents	21,359	(10,365)
Net increase in cash and cash equivalents	12,205	315,908
Cash and cash equivalents - beginning of year	856,797	540,473
Change in cash in disposal group held for sale	354	416
Cash and cash equivalents - end of year	869,356	856,797
Commercial Loans and RRF Loans
Financing activities
Proceeds from Term Facility	278,493	310,918
Revolving VAT facility
Financing activities
Proceeds from Term Facility	75,900	56,022
Repayments of VAT facility	$ (54,068)	$ (47,304)